26. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	R$ 1,350.3	R$ 1,773.2	R$ 1,383.8
Tax Contingent Liability [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	12,336.9	11,469.9
Tax Contingent Liability For Profits Earned Abroad [Member] | Brazilian Internal Revenue Service [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	524.5	506.3
Tax Contingent Liability For Social Security Taxes [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	244.5	262.9
Tax Contingent Liability For Other Contingencies [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	449.3	190.0
Sadia, Avex &Danica Group [Member] | Tax Contingent Liability [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	369.6	370.2
State ICMS ("VAT") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Maintenance of ICMS tax credits	816.4	789.9
Balance of export for tax credits	396.2	333.8
State ICMS ("VAT") [Member] | Tax Contingent Liability For Undue ICMS Tax Credits [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Undue tax credits	1,724.8	1,690.6
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	4,363.1	4,001.2
IPI ("Federal VAT") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	445.1	441.7
Tax [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	230.1	303.4	281.7
Tax [Member] | State ICMS ("VAT") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	100.0	157.0
Tax [Member] | PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	125.1	106.5
Tax [Member] | Other [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	47.5	51.6
Contingent liabilities [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	13,965.8	13,278.4
Contingent liabilities [Member] | Tax Contingent Liability For Income Tax and Social Contribution [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	1,311.1	1,276.4
Contingent liabilities [Member] | Sadia, Avex &Danica Group [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	369.6	370.6
Labor [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	468.6	691.7	479.7
Possible contingencies amounts	125.5	139.3
Civil, commercial and other [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	282.0	407.5	R$ 122.5
Civil, commercial and other [Member] | Indemnification For Material & Moral Damages [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	R$ 1,503.4	R$ 1,714.9